Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted
The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Three Months Ended March 31,
	2022	2021
Basic and diluted:
Net loss	$(41,781)	$(64,777)
Weighted average ordinary shares outstanding	128,443,050	83,883,581
Basic and diluted net loss per share	$(0.33)	$(0.77)

The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Years Ended December 31,
	2021	2020
Basic and diluted:
Net loss	$(168,013)	$(80,277)
Weighted average ordinary shares outstanding	100,917,939	83,457,400
Basic and diluted net loss per share	$(1.66)	$(0.96)